Document and Entity Information	Nov. 06, 2019
Cover [Abstract]
Entity Address, Postal Zip Code	77002
Amendment Flag	false
Entity Central Index Key	0001693317
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	CHENIERE Corpus Christi Holdings, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-215435
Entity Tax Identification Number	47-1929160
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
City Area Code	713
Local Phone Number	375-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false